Note 18 - Loss Per Share	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Earnings per share [text block]
18.	Loss per share:

Diluted loss per share was the same amount as basic loss per share, as the effect of options, RSUs and warrants would have been anti-dilutive, because the Corporation incurred losses in each of the periods presented. All outstanding options, RSUs and warrants could potentially be dilutive in the future.